INCOME TAXES (Details 1) (USD $)	Sep. 30, 2013	Sep. 30, 2013 UNITED STATES [Member]	Sep. 30, 2013 CANADA [Member]	Sep. 30, 2013 Outside North America [Member]	Sep. 30, 2013 1998 [Member] UNITED STATES [Member]	Sep. 30, 2013 1999 [Member] UNITED STATES [Member]	Sep. 30, 2013 2000 [Member] UNITED STATES [Member]	Sep. 30, 2013 2001 [Member] UNITED STATES [Member]	Sep. 30, 2013 2002 [Member] UNITED STATES [Member]	Sep. 30, 2013 2003 [Member] UNITED STATES [Member]	Sep. 30, 2013 2004 [Member] UNITED STATES [Member]	Sep. 30, 2013 2005 [Member] UNITED STATES [Member]	Sep. 30, 2012 2005 [Member] CANADA [Member]	Sep. 30, 2013 2006 [Member] UNITED STATES [Member]	Sep. 30, 2013 2006 [Member] CANADA [Member]	Sep. 30, 2013 2007 [Member] UNITED STATES [Member]	Sep. 30, 2013 2007 [Member] Outside North America [Member]	Sep. 30, 2013 2008 [Member] UNITED STATES [Member]	Sep. 30, 2013 2008 [Member] Outside North America [Member]	Sep. 30, 2013 2009 [Member] UNITED STATES [Member]	Sep. 30, 2013 2009 [Member] CANADA [Member]	Sep. 30, 2013 2009 [Member] Outside North America [Member]	Sep. 30, 2013 2010 [Member] UNITED STATES [Member]	Sep. 30, 2013 2010 [Member] CANADA [Member]	Sep. 30, 2013 2010 [Member] Outside North America [Member]	Sep. 30, 2013 2011 [Member] UNITED STATES [Member]	Sep. 30, 2013 2011 [Member] CANADA [Member]	Sep. 30, 2013 2012 [Member] UNITED STATES [Member]	Sep. 30, 2013 2012 [Member] CANADA [Member]	Sep. 30, 2013 2013 [Member] UNITED STATES [Member]	Sep. 30, 2013 2013 [Member] CANADA [Member]	Sep. 30, 2013 2013 [Member] North America [Member]
Tax losses by year of Origin	$ 14,935,834	$ 11,839,368	$ 1,965,759	$ 1,130,707	$ 212,899	$ 795,878	$ 6,179	$ 292,351	$ 1,017,792	$ 1,189,476	$ 790,108	$ 2,166,634	$ 732,448	$ 1,764,202	$ 682,619	$ 1,530,976	$ 293,528	$ 1,266,180	$ 99,852	$ 208,940	$ 97,040	$ 78,953	$ 477,350	$ 54,697	$ 27,267	$ 77,922	$ 184,138	$ 38,979	$ 90,950	$ 3,502	$ 123,867	$ 631,107
Year Of Expiry					2018	2019	2020	2021	2022	2023	2024	2025	2015	2026	2016	2027	2014	2028	2015	2029	2019	2016	2030	2020	2017	2031	2021	2032	2022	2033	2023	2020